Section 16(a) Beneficial Ownership
Reporting Compliance
Section 16(a) of the 1934 Act and
Section 30(h) of the 1940 Act, and the
rules thereunder, require the Funds
officers and Trustees, Redwood
Investment Management, LLCs officers
and directors, affiliated persons of
Redwood Investment Management,
LLC, and persons who beneficially own
more than 10% of a registered class of
the Funds Class I Shares to file reports of ownership and changes in ownership with the SEC and the NYSE and to furnish the Fund with copies of all
Section 16(a) forms they file. Based
solely on a review of the reports filed, the Fund believes that during fiscal year end on December 31, 2024, all Section
16(a) filing requirements applicable to
the Funds officers, Trustees, Redwood
Investment Management, LLCs officers
and directors, affiliated persons of
Redwood Investment Management, LLC
and persons who beneficially own more
than 10% of the Funds Class I Shares
were complied with, except for the
untimely filing of Form 4 that was filed late for Mr. Michael Messinger, an officer of Redwood Investment
Management, LLC. The late filing was
due to Mr. Messinger not realizing
investments through an LLC for which
the officer has investment control were
subject to reporting. In total, 5 filings should have been made throughout the year based on the dates of these transactions. The remedial action was that Form 5 was filed with the SEC on Feb 14, 2025.

/s/ Richard M. Duff
Richard M. Duff
Treasurer & Principal Financial Officer
March 17, 2025